PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment primarily consists of hospitality assets such as Center Parcs UK, Paradise Island Holdings Limited (“Atlantis”), a portfolio of extended-stay hotels in the U.S. and a hotel at IFC Seoul.

The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	5 to 50+
Land improvements	13 to 15
Furniture, fixtures and equipment	2 to 15
The following table presents the change to the components of the partnership’s hotel assets for the six months ended June 30, 2018 and for the year ended December 31, 2017:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Cost:
Balance at the beginning of period	$5,451	$5,417
Acquisitions through business combinations(1)	1,374	281
Additions	178	271
Disposals	(12)	(34)
Foreign currency translation	(103)	262
Reclassification to assets held for sale(2)	—	(746)
	6,888	5,451
Accumulated fair value changes:
Balance at the beginning of period	756	659
Revaluation (loss) gains, net	(2)	55
Reclassification to assets held for sale(2)	—	42
	754	756
Accumulated depreciation:
Balance at the beginning of period	(750)	(719)
Depreciation	(138)	(267)
Disposals	8	22
Foreign currency translation	12	(8)
Reclassification to assets held for sale(2)	—	222
	(868)	(750)
Total property, plant and equipment	$6,774	$5,457

(1)	In the first quarter of 2018, the partnership acquired the Extended-Stay Hotel portfolio and UK Serviced Apartments portfolio. See Note 3, Business Acquisitions and Combinations for more information.

(2)	In the fourth quarter of 2017, the Hard Rock Hotel and Casino was reclassified to assets held for sale, which sold to a third party in the first quarter of 2018.